TIMBERLAND ACQUISITIONS	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
TIMBERLAND ACQUISITIONS	TIMBERLAND ACQUISITIONS
During 2024, we acquired approximately 7,000 acres of U.S. timberland located in Florida and Georgia through three transactions for an aggregate value of $22.8 million, which were funded with cash on hand.
During 2023, we acquired approximately 4,000 acres of U.S. timberland located in Florida, Georgia, Texas and Washington through six transactions for an aggregate value of $13.2 million, which were funded with cash on hand and like-kind exchange proceeds. We also incurred approximately $0.9 million of additional costs associated with acquisitions completed in the prior year.
The following table summarizes the timberland acquisitions for the years ended December 31, 2024 and 2023:

	2024		2023
	Cost	Acres	Cost	Acres
Alabama (a)	—	—	$231	—
Florida	15,660	5,175	4,809	2,194
Georgia (a)	7,093	1,966	333	16
Louisiana (a)	—	—	74	—
Texas (a)	—	—	5,024	1,317
Washington	—	—	3,591	353
Total Acquisitions	$22,753	7,141	$14,062	3,880

(a)Includes costs incurred in 2023 associated with acquisitions completed in the fourth quarter of 2022.